Key Management Compensation - Summary of Compensation for Key Management Recognized in Total Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries, bonuses, director fees and other short-term benefits	$ 17	$ 16
Post-employment benefits	9	1
Key management personnel compensation	32	30
Share Options
Disclosure of transactions between related parties [line items]
Compensation expense	7	6
Deferred, Restricted, Performance and Performance Deferred Share Units
Disclosure of transactions between related parties [line items]
Compensation expense	$ (1)	$ 7